Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Share-based payment reserves	Accumulated losses	Equity attributable to the owners of the Parent	Non- controlling interest	Total
Balance at Dec. 31, 2022	$ 2,601	$ 116,505,240	$ 1,512,490	$ (123,135,335)	$ (5,115,004)	$ (1,322,628)	$ (6,437,632)
Share-based payments	55	919,861	(1,096,917)		(177,001)		(177,001)
Share based payment to board of directors	14	194,986			195,000		195,000
Share based payment to service providers	95	2,849,905			2,850,000		2,850,000
Convertible note converted to shares	206	5,136,794			5,137,000		5,137,000
Total comprehensive loss				(15,813,351)	(15,813,351)	147,717	(15,665,634)
Balance at Dec. 31, 2023	2,971	125,606,786	415,573	(138,948,686)	(12,923,356)	(1,174,911)	(14,098,267)
Share-based payments	17	183,095	(350,952)		(167,840)		(167,840)
Issuance of shares upon acquisition of assets (note 19)	3,698	136,496,285			136,499,983		136,499,983
Total comprehensive loss				(63,554,582)	(63,554,582)	(37,966)	(63,592,548)
Balance at Dec. 31, 2024	6,686	262,286,166	64,621	(202,503,268)	59,854,205	(1,212,877)	58,641,328
Exercise of employees share options	3	15,574	(15,577)
Convertible note converted to shares	2,376	56,954,104			56,956,480		56,956,480
Total comprehensive loss				(89,469,672)	(89,469,672)	(101,887)	(89,571,559)
Balance at Dec. 31, 2025	$ 9,065	$ 319,255,844	$ 49,044	$ (291,972,940)	$ 27,341,013	$ (1,314,764)	$ 26,026,249